Summary of Significant Accounting Policies (Details Narrative)			6 Months Ended		12 Months Ended
	Jul. 07, 2025	May 12, 2025	Jun. 30, 2026 USD ($) Segment $ / shares	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Country $ / shares	Dec. 31, 2025 USD ($) Country $ / shares	Dec. 31, 2025 USD ($) Segment Country $ / shares	Dec. 31, 2025 USD ($) Country $ / shares	Dec. 31, 2025 USD ($) Country Integer $ / shares	Dec. 31, 2024 USD ($) $ / shares	Jun. 30, 2026 RM / shares	Dec. 31, 2025 GBP (£) Country	Dec. 31, 2025 RM / shares	Jan. 24, 2025 USD ($)	Jan. 01, 2025 USD ($)	Dec. 31, 2024 RM / shares	Jan. 01, 2024 USD ($)	Dec. 31, 2023
Cash and cash equivalents			$ 3,790,000		$ 3,505,000	$ 3,505,000	$ 3,505,000	$ 3,505,000	$ 3,505,000	$ 3,137,000
Cash exceeding balance insured by FDIC					$ 100,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000
Cash balance insured by FSCS | £												£ 85,000
Number of operating segment | Segment			1				1
Number of reportable segments			1				1		1
Number of geographic areas for development operations | Country					1	1	1	1	1			1
Revenue			$ 1,100,000			$ 0				43,000
Accounts receivable															$ 0		$ 0
Accounts receivable, before allowance for doubtful debt					$ 1,588,000	$ 1,588,000	$ 1,588,000	$ 1,588,000	$ 1,588,000
Reclassifications out of other comprehensive income (loss)				0						$ 0
Stockholders' Equity, Reverse Stock Split	one-for-fifteen reverse stock split	one-for-sixteen reverse stock split
Common Stock, Par or Stated Value Per Share | $ / shares			$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Other Comprehensive Income (Loss), Tax			$ 0
Accumulated Other Comprehensive Income (Loss), Net of Tax					$ (39,000)	$ (39,000)	$ (39,000)	$ (39,000)	$ (39,000)	$ (891,000)				$ 900,000
Cash Provided by (Used in) Operating Activity, Discontinued Operation				4,100,000
Accounts receivables before allowance for doubtful debt			1,614,000		1,704,000	1,704,000	1,704,000	1,704,000	1,704,000
Future NRG Sdn. Bhd. [Member]
Cash and cash equivalents			27,109	$ 135,979	$ 202,716	$ 202,716	$ 202,716	$ 202,716	$ 202,716	$ 268,780
Common Stock, Par or Stated Value Per Share | (per share)					$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	$ 0.22	RM 1.00		RM 1			RM 1
Accumulated Other Comprehensive Income (Loss), Net of Tax			$ 173,436		$ 207,074	$ 207,074	$ 207,074	$ 207,074	$ 207,074	$ 24,679
Payment terms					Payment terms are 30–60 days.
Foreign Currency Exchange Rate, Translation			4.078		4.0610	4.0610	4.0610	4.0610	4.0610	4.4755		4.0610						4.5900
Future NRG Sdn. Bhd. [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer One [Member]
Concentration risk percentage			71.00%	76.00%				70.00%		71.00%
Maximum [Member]
Cash balances insured by FDIC					$ 250,000	$ 250,000	$ 250,000	$ 250,000	$ 250,000
Estimated useful life					5 years	5 years	5 years	5 years	5 years			5 years
Maximum [Member] | Future NRG Sdn. Bhd. [Member]
Estimated useful life			50 years		50 years	50 years	50 years	50 years	50 years			50 years
Minimum [Member]
Estimated useful life					3 years	3 years	3 years	3 years	3 years			3 years
Minimum [Member] | Future NRG Sdn. Bhd. [Member]
Estimated useful life			5 years		3 years	3 years	3 years	3 years	3 years			3 years